EARNINGS PER SHARE (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 TWD ($) $ / shares shares	Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2023 TWD ($) $ / shares shares
Earnings per share [abstract]
Basic EPS (in NT$ per share) | (per share)	$ 2.09	$ 65.47	$ 44.68	$ 32.85
Diluted EPS (in NT$ per share) | (per share)	$ 2.09	$ 65.47	$ 44.67	$ 32.85
Basic EPS
Net income available to common shareholders of the parent (in millions) | $		$ 1,697,604.0	$ 1,158,380.2	$ 851,740.0
Weighted average number of common shares outstanding used in the computation of basic EPS (in millions of shares)		25,928.3	25,927.6	25,929.2
Diluted EPS
Net income available to common shareholders of the parent (in millions) | $		$ 1,697,604.0	$ 1,158,380.2	$ 851,740.0
Weighted average number of common shares outstanding used in the computation of basic EPS (in millions of shares)		25,928.3	25,927.6	25,929.2
Effects of all dilutive potential common shares (in millions of shares)		2.3	2.1	0.1
Weighted average number of common shares used in the computation of diluted EPS (in millions of shares)		25,930.6	25,929.7	25,929.3